Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 4,079	$ 5,553	$ 7,871
Exchange variation (not taxable) or not deductible	(200)	96	47
Income before income taxes, equity results and noncontrolling interests after exchange variation	3,879	5,649	7,918
Tax at Brazilian composite rate	(1,319)	(1,921)	(2,692)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	379	383	436
Difference on tax rates of foreign income	296	117	748
Tax incentives	90	274	171
Reversal/Constitution of provisions for loss of tax loss carryfoward		(156)
Other non-taxable, income/non deductible expenses	1	156	(40)
Income taxes per consolidated statements of income	(553)	(1,147)	(1,377)
Brazil
Income taxes
Applicable statutory composite enacted tax rate (as a percent)	34.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,957	5,259	4,518
Income before income taxes, equity results and noncontrolling interests after exchange variation	2,957	5,259	4,518
Tax at Brazilian composite rate	(1,005)	(1,788)	(1,536)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	379	383	436
Tax incentives	90	274	171
Reversal/Constitution of provisions for loss of tax loss carryfoward		129
Other non-taxable, income/non deductible expenses	28	63	13
Income taxes per consolidated statements of income	(508)	(939)	(916)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,122	294	3,353
Exchange variation (not taxable) or not deductible	(200)	96	47
Income before income taxes, equity results and noncontrolling interests after exchange variation	922	390	3,400
Tax at Brazilian composite rate	(313)	(133)	(1,156)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	296	117	748
Reversal/Constitution of provisions for loss of tax loss carryfoward		(285)
Other non-taxable, income/non deductible expenses	(27)	93	(53)
Income taxes per consolidated statements of income	$ (44)	$ (208)	$ (461)